13. RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
For consulting services rendered to a company partially controlled by a director
Amounts receivable, related party transactions	$ 0	$ 130,000